Net Loss Per Share Attributable to Ordinary Shareholders (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Summary of Basic and Diluted Net Loss Per Share

	Year ended	Year ended	Year ended
	December 31	December 31	December 31
	2021	2020	2019
	In USD thousands, except share data

Numerator:
Net loss	(30,934)	(20,041)	(19,108)

Denominator:
Weighted-average shares used in computing net
loss per share attributable to ordinary
shareholders, basic and diluted	69,222,905	30,674,263	29,806,749

Net loss per share attributable to ordinary
shareholders, basic and diluted	(0.45)	(0.65)	(0.64)

Schedule of Antidilutive Ordinary Shares Excluded From Computation of Earnings Per Share

	Year ended	Year ended	Year ended
	December 31	December 31	December 31
	2021	2020	2019
	In USD thousands, except share data

Convertible redeemable preferred shares	38,808,503	62,331,837	58,208,597
Warrants to convertible redeemable preferred shares	533,179	1,030,812	-
Unvested RSUs	867,304	-	-
Outstanding share options	9,271,326	10,230,546	10,697,422

Total	49,480,312	73,593,195	68,906,019